Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 715	$ 11,653
Accumulated benefit obligation	684	11,634
Fair value of plan assets	82	10,727
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	26	29
Fair value of plan assets	$ 0	$ 0